SHORT TERM INVESTMENT (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Investments, All Other Investments [Abstract]
Short term investments	$ 5,102,400	$ 1,345,154
Investment income	2,097,593	36,965
Unrealized (gain) loss on short-term investments	$ (164,555)	$ 14,742